Related Party Notes	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Notes

9. Related Party Notes

In prior years, the Company has been significantly funded by notes payable from related parties. These related parties include employees as well as affiliates of employees, affiliates, and other companies controlled or previously controlled by the Company’s founder and Chief Product and User Ecosystem Officer.

Related party notes payable consists of the following as of December 31, 2022 and 2021 (dollars in thousands):

Note Name	Contractual Maturity Date	Contractual Interest Rates	Balance as of December 31, 2022	Interest Expense for the Year Ended December 31, 2022	Interest Expense for the Year Ended December 31, 2021
Related party notes - China (1)	December 31, 2023	12.0%	$4,651	$3,879	$3,369
Related party notes - China various other	Due on Demand	-%	3,755	-	-
			$8,406	$3,879	$3,369

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Net Carrying Value at 12/31/21
Related party notes - China (1)	Due on Demand	18%	$9,411	$9,411
Related party notes - China various other	Due on Demand	0%	4,244	4,244
Total related party notes payable			$13,655	$13,655

(1)	On December 27, 2022, the Company executed two separate note payable payoff settlement agreements with Chongqing Leshi Small Loan Co., Ltd. (“Chongqing”), a related party, according to which Chongqing agreed to forgive principal and all outstanding accrued interest. The remaining principal balance was agreed to be payable in five installment payments through December 31, 2023 and the current interest rate was set to 12%.

The amendment was accounted for as a troubled debt restructuring under ASC 470-60, because the Company was experiencing financial difficulty and the forgiven principal and accrued interest result in a reduced effective borrowing rate, which constitutes a concession. The Company increased additional paid in capital in the amount of $17.4 million with a corresponding decrease in related party notes payable and related party accrued interest of $3.4 million and $14.0 million, respectively.

As of December 31, 2021, the Company was in default on the Chongqing related party note payable, which had a principal balance of $9.4 million. As of December 31, 2022 the Company was in compliance with the terms of the related party note payable.

Fair Value of Related Party Notes Payable Not Carried at Fair Value

The estimated fair value of the Company’s related party notes payable not carried at fair value using inputs from Level 3 under the fair value hierarchy is $8.7 million and $13.3 million as of December 31, 2022 and 2021, respectively.

Schedule of Principal Maturities of Related Party Notes Payable

The future scheduled principal maturities of related party notes payable as of December 31, 2022 were as follows (dollars in thousands):

Due on demand	$3,755
2023	4,651
$8,406

The Company settled select related party notes payable during the year ended December 31, 2021 through the conversion of related party notes payable and accrued interest into Class A Common Stock just prior to the Business Combination and with a combination of cash payments and commitment to issue Class A Common Stock in settlement of outstanding principal plus accrued interest and conversion premiums pursuant to the Closing of the Business Combination, as follows (dollars in thousands):

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net Carrying Value at 12/31/2020	Amortization of Discounts & Fair Value Adjustments	Accrued Interest at Settlement	Borrowing	Cash Payments of Principal and Interest	Equity Settlements of Principal and Interest	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement
Settlement prior to the Business Combination:
Related party note	June 30, 2021	12.00%	$220,690	$657	$73,448	$-	$-	$(294,795)	$-	$-	$8,801
Settlement in the Business Combination:
Related party note	June 30, 2021	12.00%	19,196	-	-	-	-	(19,196)		7,256	-
Related party note	Due on Demand	15.00%	10,000	-	3,708	-	(13,708)	-	-	-	869
Related party notes - NPA tranche	October 9, 2021	10.00%	32,949	163	5,728	-	(27,593)	(11,247)	-	4,257	1,610
Related party notes - China various other	Due on Demand	0% coupon, 10.00% imputed	774	-	-	-	-	(774)	-	292	55
Related party notes - China other	Due on Demand	8.99%	1,407	3	44	-	-	(1,454)	-	550	41
Related party notes - Other	Due on Demand	0.00%	424	-	-	200	(624)	-	-	-	-
Related party notes - Other	June 30, 2021	6.99%	4,110	50	-	-	-	(4,160)	-	1,572	211
Related party notes - Other	June 30, 2021	8.00%	6,417	35	1,195	-	-	(7,647)	-	2,891	321
Related party notes - Other	June 30, 2021	1.52%,8.99%, 8.00%, 2.86%	8,303	137	819	-	-	(9,259)	-	3,500	185
Related party notes - Other	Due on Demand, June 30, 2021	8.99%, 6.99%	1,749	11	378	-	-	(2,138)	-	808	65
Related party notes - Other	June 30, 2021	8.00%	11,578	57	1,693	-	-	(13,328)	-	5,038	515
Subtotal settlements in the Business Combination			96,907	456	13,565	200	(41,925)	(69,203)	-	26,164	3,872
Total			$317,597	$1,113	$87,013	$200	$(41,925)	$(363,998)	$-	$26,164	$12,673

Closing of the Business Combination

As described in Note 3, Business Combination, in conjunction with the Closing of the Business Combination, the Company paid $41.9 million in cash and a commitment to issue 6,921,814 shares of Class A Common Stock to settle related party notes payable principal amounts of $91.4 million, net carrying amounts of $96.9 million and accrued interest of $13.6 million. Where the Company converted related party notes payable into Class A Common Stock, the Company recorded a loss at settlement of the related party notes payable of $26.2 million in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021 due to converting the related party notes payable at $10.00 per share which was below the fair value of the stock on the date of conversion.

Assumed Related Party Notes Payable in the Business Combination

As part of the Business Combination, the Company assumed related party promissory notes of $0.5 million and related party convertible notes of $0.3 million, which PSAC issued to certain related parties during 2021. The promissory note was non-interest bearing and due on the date on which the Company consummates a Business Combination and was unsecured. The convertible note was non-interest bearing and due on the date on which the Company consummates a Business Combination and was unsecured. The convertible related party notes were fair valued at $0.6 million at the Closing Date. As part of the Closing of the Business Combination, the Company issued Class A Common Stock and 80,000 Private Warrants to settle related party notes of PSAC with an aggregate principal amount of $0.8 million.

Rancho Palos Verdes Real Property Leases

FFIE leased two real properties, located in Rancho Palos Verdes, California (the “Rancho Palos Verdes Properties”), from Warm Time Inc. (“Warm Time”), a related party, from January 1, 2018 through March 31, 2022. Warm Time in turn leased the Rancho Palos Verdes Properties from Mr. Jia. The Rancho Palos Verdes Properties were used by the Company to provide long-term or temporary housing to employees of the Company (including Dr. Carsten Breitfeld, former Global CEO of the Company) and the Company paid Warm Time a monthly amount of $0.1 million for rent and certain services, including catering, room services and organization of meetings, external gatherings and events, for these two properties. The aggregate amount paid by Legacy FF to Warm Time for calendar years ended December 31, 2022 and 2021 were $0.1 million and $1.7 million, respectively.

FF Top Expense Reimbursements

On July 30, 2022, the Company entered into a preliminary term sheet (the “Preliminary Term Sheet”) with FF Top, a subsidiary of FF Global Partners, setting out a summary of the preliminary terms and conditions for FF Top’s assistance in arranging a proposed convertible term loan facility to the Company. In connection with the Preliminary Term Sheet, the Company agreed to reimburse FF Top for its reasonable and documented out-of-pocket legal and diligence fees and expenses incurred in connection with such financing efforts up to a $0.3 million cap (the “Original Cap”), irrespective of whether or not closing occurred, with $0.2 million to be payable as a deposit upon execution of the Preliminary Term Sheet. Pursuant to the Preliminary Term Sheet, the Company paid FF Top $0.2 million on August 9, 2022 and $0.2 million on December 16, 2022.

On January 31, 2023, the Company entered into a supplemental agreement to the Preliminary Term Sheet (the “Supplemental Agreement”) with FF Top, pursuant to which the parties agreed, due to the high amount of FF Top’s out-of-pocket legal fees and expenses incurred in connection with its financing efforts, to amend the Preliminary Term Sheet to increase the Original Cap from $0.3 million to $0.7 million. The Company agreed to pay the remaining $0.4 million of the fee owed to FF Top as follows: (i) $0.2 million within one business day of execution of the Supplemental Agreement, and (ii) $0.2 million within one business day of consummation of new financing by the Company in an amount not less than $5.0 million or an earlier date approved by the Board. Pursuant to the Preliminary Term Sheet, as amended by the Supplemental Agreement, the Company paid FF Top $0.2 million on February 1, 2023.

In early February 2023, FF Top requested from the Company legal expense reimbursement of $6.5 million for costs incurred related to the governance changes at the Company, which was not approved by the Board as of the date the Consolidated Financial Statements were issued. FF Top may in the future continue to request additional expense reimbursements and indemnification from the Company.

On March 6, 2023, the Company entered into a Consulting Service Agreement with FF Global Partners, according to which the Company agreed to pay a monthly consulting fee of $0.2 million to FF Global Partners for the following services:

●	Assistance in developing its funding strategy.

●	Assistance in developing its value return and management strategy.

●	Consultation on and integration of stockholder relations and stockholder resources.

●	Supporting communications regarding stockholders meetings.

●	Developing existing stockholder financing strategy, including with respect to retail investors and others.

●	Assistance in risk management strategy.

●	Assistance in capability build up and operation strategy.

Either party may terminate this Agreement upon one month prior written notice to the other party. Upon any termination of this Agreement, the Company shall promptly pay Consultant any accrued but unpaid fees hereunder, and shall reimburse Consultant for any unreimbursed expenses that are reimbursable hereunder. In addition, FF Global Partners is entitled for reimbursement for all reasonable and documented out-of-pocket travel, legal, and other out-of-pocket expenses incurred in connection with their services, which out-of-pocket expenses shall not exceed $0.1 million without the prior written consent of the Company.

Common Units of FF Global Partners LLC

During 2021, certain executives and employees of the Company were granted the opportunity to subscribe to 24,000,000 common units of FF Global Partners LLC (“FF Global Partners”), a major shareholder of the Company. The subscription price of $0.50 per common unit, payable by the executives and employees of the Company, was financed through non-recourse loans issued by FF Global Partners payable in equal annual installments over ten years. The common units to be purchased with a non-recourse loan are required to be treated for accounting purposes as stock options granted by FF Global Partners to executives and employees of the Legacy FF. The awards were valued using the Black-Scholes option pricing model. The grant date fair value of the units purchased through non-recourse loans was immaterial for the years ended December 31, 2022 and 2021.